Pensions	12 Months Ended
Dec. 31, 2017
Pensions
Pensions

4 Pensions

Defined contribution schemes

The Group sponsors a number of defined contribution pension schemes in different territories, which new employees are offered the opportunity to join.

Defined benefit schemes

The Group sponsors a number of pension schemes in the UK and overseas, including the Main section of The Royal Bank of Scotland Group Pension Fund (the “Main scheme”) which operates under UK trust law and is managed and administered on behalf of its members in accordance with the terms of the trust deed, the scheme rules and UK legislation.

Pension fund trustees are appointed to operate each fund and ensure benefits are paid in accordance with the scheme rules and national law. The trustees are the legal owner of a scheme’s assets, and have a duty to act in the best interests of all scheme members.

The schemes generally provide a pension of one-sixtieth of final pensionable salary for each year of service prior to retirement up to a maximum of 40 years and are contributory for current members. These have been closed to new entrants some ten years ago, although current members continue to build up additional pension benefits, currently subject to 2% maximum annual salary inflation, while they remain employed by the Group.

The Main scheme corporate trustee is RBS Pension Trustee Limited (the Trustee), a wholly owned subsidiary of National Westminster Bank Plc, Principal Employer of the Main scheme. The Board of the Trustee comprises four member trustee directors selected from eligible active staff, deferred and pensioner members who apply and six appointed by the Group. Under UK legislation a defined benefit pension scheme is required to meet the statutory funding objective of having sufficient and appropriate assets to cover its liabilities (the pensions that have been promised to members).

Similar governance principles apply to the Group’s other pension schemes.

Investment strategy

The assets of the Main scheme, which represent 90% of plan assets at 31 December 2017 (2016 - 89%), are invested in a diversified portfolio of quoted and private equity, government and corporate fixed-interest and index-linked bonds, and other assets including real estate and infrastructure.

The Main scheme employs derivative instruments to achieve a desired asset class exposure and to reduce the scheme’s interest rate, inflation and currency risk. This means that the net funding position is considerably less sensitive to changes in market conditions than the value of the assets or liabilities in isolation.

	Main scheme
Major classes of plan assets as a percentage of total plan assets	2017%	2016%
Quoted assets
Quoted equities
- Consumer industry	6.7	4.6
- Manufacturing industry	1.8	1.8
- Energy and utilities	3.6	2.7
- Financial institutions	7.8	8.3
- Technology and telecommunications	1.9	2.3
- Other	0.1	0.8
Private equity	4.0	3.4
Index-linked bonds	30.6	31.4
Government fixed interest bonds	9.2	5.9
Corporate fixed interest bonds	15.8	17.9

Unquoted assets
Corporate and other bonds	1.0	1.8
Hedge funds	—	0.2
Real estate	5.2	5.2
Derivatives	8.1	10.2
Cash and other assets	4.2	3.4
Equity exposure of equity futures	(3.6)	(1.8)
Cash exposure of equity futures	3.6	1.9
	100.0	100.0

The Main scheme’s holdings of derivative instruments are summarised in the table below:

	2017			2016
	Notional	Fair value		Notional	Fair value
	amounts	Assets	Liabilities	amounts	Assets	Liabilities
	£bn	£m	£m	£bn	£m	£m
Inflation rate swaps	11	310	555	12	299	549
Interest rate swaps	44	8,161	4,779	41	9,440	5,442
Currency forwards	12	160	34	15	191	136
Equity and bond call options	2	428	—	2	799	1
Equity and bond put options	3	3	1	2	—	2
Other	4	327	444	4	1,719	1,816

The investment strategy of other schemes is similar to that of the Main scheme, adjusted to take account of the nature of liabilities, risk appetite of the trustees, size of the scheme and any local regulatory constraints.

Swaps are used to manage interest rate and inflation risk of the liabilities, as well as being used to manage other risks within the Main scheme. They have been executed at prevailing market rates and within standard market bid/offer spreads with a number of counterparty banks, including The Royal Bank of Scotland plc.

At 31 December 2017, the gross notional value of the swaps was £57 billion (2016 - £56 billion) and had a net positive fair value of £3,045 million (2016 - £3,629 million).

Collateral is required on all swap transactions. The counterparty banks had delivered a net amount of £3,436 million of collateral at 31 December 2017 (2016 - £3,991 million).

The schemes do not invest directly in the Group but can have exposure to the Group within their investment programmes through indirect exposure to ordinary shares of the Group through index tracking investments, swaps contracts (before allowing for collateral posted against the mark value of the swaps) and cash deposits placed with National Westminster Bank Plc. The trustees of the respective schemes are responsible for ensuring that indirect investments in the Group do not exceed the 5% regulatory limit.

Amounts in the Financial statements

The Group recognises the net pension scheme surplus or deficit as a net asset or liability. In doing so, the funded status is adjusted to reflect any schemes with a surplus that the Group may not be able to access, as well as any minimum funding requirement to pay in additional contributions. This is most relevant to the Main scheme, where the current surplus is not recognised.

	All schemes
Amounts recognised on the balance sheet	2017 £m	2016 £m
Fund assets at fair value	49,746	49,229
Present value of fund liabilities	42,378	43,990

Funded status	7,368	5,239
Asset ceiling/minimum funding	7,105	5,326

	263	(87)

Net pension asset/(liability) comprises	2017 £m	2016 £m
Net assets of schemes in surplus (included in Prepayments, accrued income and other assets, Note 17)	392	276
Net liabilities of schemes in deficit	(129)	(363)
	263	(87)

	Main scheme				All schemes
		Present value	Asset	Net		Present value	Asset	Net
	Fair	of defined	ceiling/	pension	Fair	of defined	ceiling/	pension
	value of	benefit	minimum	liability/	value of	benefit	minimum	liability/
	plan assets	obligation	funding (1)	(asset)	plan assets	obligation	funding (1)	(asset)
Changes in value of net pension liability/(asset)	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2016	30,703	30,966	2,981	3,244	34,708	35,152	3,130	3,574
Currency translation and other adjustments	—	—	—	—	533	602	—	69
Income statement
Net interest expense	1,310	1,184	116	(10)	1,454	1,327	122	(5)
Current service cost	—	199	—	199	—	264	—	264
Past service cost	—	28	—	28	—	8	—	8
Loss on curtailments or settlements	—	—	—	—	—	1	—	1
	1,310	1,411	116	217	1,454	1,600	122	268
Statement of comprehensive income
Return on plan assets above recognised interest income	8,562	—	—	(8,562)	9,254	—	—	(9,254)
Experience gains and losses	—	(658)	—	(658)	—	(794)	—	(794)
Effect of changes in actuarial financial assumptions	—	8,803	—	8,803	—	9,565	—	9,565
Effect of changes in actuarial demographic assumptions	—	(402)	—	(402)	—	(542)	—	(542)
Asset ceiling/minimum funding adjustments	—	—	1,876	1,876	—	—	2,074	2,074
	8,562	7,743	1,876	1,057	9,254	8,229	2,074	1,049

Contributions by employer	4,518	—	—	(4,518)	4,786	—	—	(4,786)
Contributions by plan participants and other scheme
members	—	—	—	—	12	12	—	—
Liabilities extinguished upon settlement	—	—	—	—	(43)	(130)	—	(87)
Benefits paid	(1,269)	(1,269)	—	—	(1,475)	(1,475)	—	—
At 1 January 2017	43,824	38,851	4,973	—	49,229	43,990	5,326	87
Currency translation and other adjustments	—	—	—	—	46	46	3	3
Income statement
Net interest expense	1,155	1,021	134	—	1,285	1,140	142	(3)
Current service cost	—	226	—	226	—	292	—	292
Past service cost	—	19	—	19	—	20	—	20
Loss on curtailments or settlement	—	—	—	—	—	66	—	66
	1,155	1,266	134	245	1,285	1,518	142	375

Statement of comprehensive income
Return on plan assets above recognised interest income	1,580	—	—	(1,580)	1,728	—	—	(1,728)
Experience gains and losses	—	107	—	107	—	93	—	93
Effect of changes in actuarial financial assumptions	—	678	—	678	—	737	—	737
Effect of changes in actuarial demographic assumptions	—	(794)	—	(794)	—	(826)	—	(826)
Asset ceiling/minimum funding adjustments	—	—	1,608	1,608	—	—	1,634	1,634
	1,580	(9)	1,608	19	1,728	4	1,634	(90)

Contributions by employer	264	—	—	(264)	627	—	—	(627)
Contributions by plan participants and other scheme members	4	4	—	—	10	10	—	—
Liabilities extinguished upon settlement	—	—	—	—	(744)	(755)	—	(11)
Benefits paid	(2,175)	(2,175)	—	—	(2,435)	(2,435)	—	—
At 31 December 2017	44,652	37,937	6,715	—	49,746	42,378	7,105	(263)

Notes:

(1)

In recognising the net surplus or deficit of a pension scheme, the funded status of each scheme is adjusted to reflect any minimum funding requirement imposed on the sponsor and any ceiling on the amount that the sponsor has an unconditional right to recover from a scheme.

(2)	The Group expects to make contributions to the Main scheme of £190 million in 2018.

Funding and contributions by the Group

In the UK, the Trustees of defined benefit pension schemes are required to perform funding valuations every three years. The Trustees and the Company, with the support of the Scheme Actuary, agree the assumptions used to value the liabilities and a Schedule of Contributions required to eliminate any funding deficit. The funding assumptions incorporate a margin for prudence over and above the expected cost of providing the benefits promised to members, taking into account the sponsor’s covenant and the investment strategy of the scheme. Similar arrangements apply in the other territories where the Group sponsors defined benefit pension schemes.  The last funding valuation of the Main scheme was at 31 December 2015 and next funding valuation is due at 31 December 2018, to be agreed by 31 March 2020.

The triennial funding valuation of the Main scheme as at 31 December 2015 determined the funding level to be 84%, pension liabilities to be £37 billion and the deficit to be £5.8 billion, subsequently reduced by a £4.2 billion cash payment in March 2016. Investment returns over the next 10 year period were forecast to absorb the £1.6 billion balance of the deficit. The average cost of the future service of current members is 35% of basic salary before contributions from those members; it includes the expenses of running the scheme.

Assumptions

Placing a value on the Group’s defined benefit pension schemes’ liabilities requires the Group’s management to make a number of assumptions, with the support of independent actuaries who provide advice and guidance to the Group. The ultimate cost of the defined benefit obligations to the Group will depend upon actual future events and the assumptions made are unlikely to be exactly borne out in practice, meaning the final cost may be higher or lower than expected.

The most significant assumptions used for the Main scheme are shown below:

	Principal IAS 19 actuarial assumptions		Principal assumptions of 2015 triennial valuation
	2017%	2016%	2015
Discount rate	2.6	2.7	Fixed interest swap yield curve plus 1.5% per annum at
			all durations
Inflation assumption (RPI)	3.1	3.2	Retail price index RPI swap yield curve
Rate of increase in salaries	1.8	1.8
Rate of increase in deferred pensions	3.0	3.2
Rate of increase in pensions in payment	2.9	3.0	(RPI floor 0%, cap 5%): Limited price indexation (LPI) (0,5) swap yield curve

Proportion of pension converted to a cash lump sum at retirement	21	21	21%
Longevity at age 60 for current pensioners
(years)
Males	27.2	27.4	28.4
Females	28.7	29.1	30.2

Longevity at age 60 for future pensioners
currently aged 40 (years)
Males	28.6	29.0	29.9
Females	30.4	31.2	32.4

Discount rate

The Group discounts its defined benefit pension obligations at discount rates determined by reference to the yield on ‘high quality’ corporate bonds.

The sterling yield curve (applied to 96% of the Group’s defined benefit obligations) is constructed by reference to yields on ‘AA’ corporate bonds from which a single discount rate is derived based on a cash flow profile similar in structure and duration to the pension obligations. The weighted average duration of the Main scheme’s defined benefit obligation at 31 December 2017 is 21 years (2016 – 20.9 years).

Significant judgement is required when setting the criteria for bonds to be included in the population from which the yield curve is derived.

The criteria include issue size, quality of pricing and the exclusion of outliers. Judgement is also required in determining the shape of the yield curve at long durations: a constant credit spread relative to gilts is assumed.

The table below shows how the present value of the defined benefit obligation would change if the key assumptions used were changed. The sensitivity analysis presented below may not be representative of the actual change in the defined benefit obligation as it is unlikely that the changes in assumptions would occur in isolation of one another as some of the assumptions may be correlated.

	Main scheme (decrease)/increase
	in obligation at 31 December
	2017	2016
	£m	£m
0.25% increase in the discount rate	(1,964)	(1,978)
0.25% increase in inflation	1,329	1,552
0.25% additional rate of increase in pensions in payment	1,328	1,339
Longevity increase of one year	1,478	1,522

The defined benefit obligation is attributable to the different classes of scheme members in the following proportions (Main scheme):

	2017	2016
Membership category	%	%
Active members	16.2	18.1
Deferred members	47.3	45.9
Pensioners and dependants	36.5	36.0

	100.0	100.0

The experience history of Group schemes is shown below:

	Main Scheme					All schemes
	2017	2016	2015	2014	2013	2017	2016	2015	2014	2013
History of defined benefit schemes	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value of plan assets	44,652	43,824	30,703	30,077	24,272	49,746	49,229	34,708	34,359	28,488
Present value of plan obligations	37,937	38,851	30,966	31,776	26,958	42,378	43,990	35,152	36,643	31,484

Net surplus/(deficit)	6,715	4,973	(263)	(1,699)	(2,686)	7,368	5,239	(444)	(2,284)	(2,996)

Experience (losses)/gains on plan liabilities	(107)	658	233	3	102	(93)	794	258	18	176
Experience gains/(losses) on plan assets	1,580	8,562	(415)	4,629	986	1,728	9,254	(458)	5,171	1,097
Actual return on plan assets	2,735	9,872	703	5,766	1,997	3,013	10,708	749	6,485	2,270
Actual return on plan assets - %	6.2%	32.2%	2.3%	23.8%	8.9%	6.1%	30.9%	2.2%	22.8%	8.6%